COMMON STOCK (Tables)	12 Months Ended
Dec. 30, 2017
COMMON STOCK
Nonvested Restricted Shares Activity

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 27, 2014	771,258	12.13	1.7	1.81 years
Granted	228,963	18.00
Vested	(364,926)	12.87
Forfeited	(11,547)	16.28
Nonvested at December 26, 2015	623,748	13.66	5.2	2.53 years
Granted	350,892	23.96
Vested	(180,465)	15.66
Forfeited	(2,643)	21.45
Nonvested at December 31, 2016	791,532	19.32	4.8	1.51 years
Granted	388,248	32.03
Vested	(141,111)	12.71
Forfeited	(5,043)	30.14
Nonvested at December 30, 2017	1,033,626	$24.24	$7.1	1.31 years